UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                              -------------

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico        New York, NY            11/11/04
------------------        ------------            --------
  [Signature]             [City, State]            [Date]
/s/ Ellen H. Adams        New York, NY            11/11/04
------------------        ------------            --------
  [Signature]             [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:         228,702
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name
     01       028-6185                       CastleRock Asset Management, Inc.

                                   TITLE                  VALUE    SHRS/   SH/  PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
                                   -----                  -----    -----   ---  ---- ----------   -----         ----------------
              NAME OF ISSUER     OF CLASS        CUSIP  (X$1,000) PRN AMT  PRN  CALL DISCRETION  MANAGERS     SOLE  SHARED     NONE
              --------------     --------        -----  --------- -------  ---  ---- ----------  --------     ----  ------     ----
AMR CORP                            COM       001765106   1,957   267,000   SH          SOLE        01     267,000     0        0
ADVANCE AUTO PARTS INC              COM       00751Y106   5,190   150,886   SH          SOLE        01     150,886     0        0
AETNA INC NEW                       COM       00817Y108   8,480    84,860   SH          SOLE        01      84,860     0        0
AMERICAN TOWER SYSTEM CORP          CL A      029912201   4,399   286,550   SH          SOLE        01     286,550     0        0
AMERICREDIT CORP                    COM       03060R101   8,106   388,233   SH          SOLE        01     388,233     0        0
ANALOG DEVICES INC                  COM       032654105   1,583    40,810   SH          SOLE        01      40,810     0        0
BANK NEW YORK INC                   COM       064057102     246     8,449   SH          SOLE        01       8,449     0        0
COMPUTER ASSOC INTL INC             COM       204912109  10,011   380,634   SH          SOLE        01     380,634     0        0
CONSOL ENERGY INC                   COM       20854P109   7,956   228,045   SH          SOLE        01     228,045     0        0
CROWN CASTLE INTL CORP              COM       228227104  12,797   860,007   SH          SOLE        01     860,007     0        0
CYMER INC                           COM       232572107   9,374   327,087   SH          SOLE        01     327,087     0        0
DESARROLLADORA HOMEX S A DE    SPONSORED ADR  25030W100   2,108   102,075   SH          SOLE        01     102,075     0        0
EPIX MEDICAL INC                    COM       26881Q101   4,118   213,240   SH          SOLE        01     213,240     0        0
EQUINIX INC                       COM NEW     29444U502  10,914   354,680   SH          SOLE        01     354,680     0        0
FLANDERS CORP                       COM       338494107   2,343   272,800   SH          SOLE        01     272,800     0        0
GENERAL CABLE CORP-DEL NEW          COM       369300108   1,074   100,975   SH          SOLE        01     100,975     0        0
GILEAD SCIENCES INC                 COM       375558103   4,238   113,370   SH          SOLE        01     113,370     0        0
GUIDANT CORP                        COM       401698105   8,916   135,011   SH          SOLE        01     135,011     0        0
HOMEBANC CORP GA                    COM       43738R109   4,592   510,250   SH          SOLE        01     510,250     0        0
ISOLAGEN INC                        COM       46488N103   3,991   422,310   SH          SOLE        01     422,310     0        0
JAMESON INNS INC                    COM       470457102     898   504,500   SH          SOLE        01     504,500     0        0
KLA-TENCOR CORP                     COM       482480100   3,827    92,270   SH          SOLE        01      92,270     0        0
KB HOME                             COM       48666K109   5,541    65,580   SH          SOLE        01      65,580     0        0
LAIDLAW INTL INC                    COM       50730R102   5,104   310,275   SH          SOLE        01     310,275     0        0
MCI INC                             COM       552691107   1,761   105,125   SH          SOLE        01     105,125     0        0
MEMC ELECTR MATLS INC               COM       552715104  10,608 1,250,885   SH          SOLE        01   1,250,885     0        0
MEASUREMENT SPECIALTIES INC         COM       583421102   1,549    62,337   SH          SOLE        01      62,337     0        0
MICHAELS STORES INC                 COM       594087108   3,997    67,504   SH          SOLE        01      67,504     0        0
NII HLDGS INC                    CL B NEW     62913F201  12,991   315,239   SH          SOLE        01     315,239     0        0
NATIONAL SEMICONDUCTOR CORP         COM       637640103   2,698   174,165   SH          SOLE        01     174,165     0        0
NEW CENTURY FINANCIAL CORP          COM       64352D101   7,949   132,000   SH          SOLE        01     132,000     0        0
NITROMED INC                        COM       654798503   7,109   298,215   SH          SOLE        01     298,215     0        0
PENTAIR INC                         COM       709631105   1,885    54,000   SH          SOLE        01      54,000     0        0
PREMCOR INC                         COM       74045Q104   3,850   100,000   SH          SOLE        01     100,000     0        0
RELIANT ENERGY INC                  COM       75952B105   4,405   472,120   SH          SOLE        01     472,120     0        0
ROWAN COS INC                       COM       779382100   6,465   244,900   SH          SOLE        01     244,900     0        0
SANDISK CORP                        COM       80004C101   2,038    70,000   SH          SOLE        01      70,000     0        0
SAXON CAPITAL INC                   COM       80556P302   1,075    50,000   SH          SOLE        01      50,000     0        0
STARWOOD HOTELS & RESORTS WRLD  PAIRED CTF    85590A203   6,672   143,725   SH          SOLE        01     143,725     0        0
TOYS R US INC                       COM       892335100   3,908   220,265   SH          SOLE        01     220,265     0        0
TYCO INTL LTD NEW                   COM       902124106  10,298   335,872   SH          SOLE        01     335,872     0        0
VALEANT PHARMACEUTICALS INTL        COM       91911X104   7,687   318,705   SH          SOLE        01     318,705     0        0
VIACOM INC                         CL B       925524308   3,994   119,000   SH          SOLE        01     119,000     0        0

                                      43                 TOTAL          228,702